Accounts receivable, net	12 Months Ended
Dec. 31, 2022
Accounts receivable, net
Accounts receivable, net

Note 4 – Accounts receivable, net

Accounts receivable as of December 31, 2022 and 2021 consisted of the following:

	December 31,
	2022	2021

Accounts receivable	$—	$8
Allowance for doubtful accounts	—	—
	$—	$8

As of December 31, 2022 and 2021, no allowance for doubtful accounts has been established as management believes that amounts outstanding are fully collectible. During the years ended December 31, 2022 and 2021, the Company did not have any bad debt expense or account write offs.